SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
The number of shares issued and outstanding at December 31, 2013 and 2012 does not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843 Ordinary Shares which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.
On April 24, 2013, the Company entered into a private placement transaction (the "2013 PIPE"). Under the PIPE investment, the Company issued 1,239,639 Ordinary Shares to investors (investors in the 2013 PIPE included certain existing shareholders) at an aggregate purchase price of $ 3,459 or $ 2.79 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor (up to 413,213 shares) for an exercise price of $ 3.49 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2013 PIPE. As of December 31, 2013, 73,333 warrants were exercised.

b.	Share option plans:

1.
The Company has granted options under option plans as follows:

Under the following plans options are granted for periods not to exceed seven years. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)
The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route". The plan expired on December 21, 2012 for future grants.

b)
The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

2.	Grants in 2013, 2012 and 2011 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options under the Radcom plans are as follows for the periods indicated:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	1,034,205	4.0	4.0	$529
Granted	210,750	3.65
Exercised	(184,588)	1.22
Expired & forfeited	(46,875)	6.24

Outstanding at December 31, 2013	1,013,492	4.34	3.64	1,813

Exercisable at December 31, 2013	859,656	4.50	3.42	1,507

Vested and expected to vest at December 31, 2013	1,013,492	4.34	3.64	1,813

The aggregate intrinsic value of options outstanding at December 31, 2013 represents intrinsic value of 842,356 outstanding options that are in-the-money as of December 31, 2013. The remaining 171,136 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2013 represents intrinsic value of 691,595 outstanding options that are in-the-money as of December 31, 2013. The remaining 168,061 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

The total number of shares available for future grants under The 2013 Share Option Plan as of December 31, 2013 was 42,500. On February, 2014 the Board of Directors authorized additional 250,000 options for future grants

4.	Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2013			Options exercisable at December 31, 2013
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7- 1.95	204,093	1.15	2.44	190,432	1.09	2.40
2.38 - 4.9	616,013	3.74	4.34	481,913	3.84	4.15
5.0 - 8.72	83,486	6.65	2.12	78,736	6.73	1.99
10.80 - 13.16	109,900	11.83	3.06	108,575	11.82	3.05

	1,013,492			859,656

5.	The weighted average fair values of options granted during the years ended December 31, 2013, 2012 and 2011 were:

	Year ended December 31,
	2013	2012	2011

Weighted average fair values on grant date	$1.7	$2.5	$5.3

6.	The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2013	2012	2011

Cost of sales	$7	$14	$27
Research and development	117	205	218
Selling and marketing	82	167	231
General and administrative	293	286	347

	$499	$672	$823

7.
Share-based compensation:

As of December 31, 2013 there are $74 of total unrecognized company cost related to non-vested share based compensation that are expected to be recognized over a period of up to 2 years.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2013 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24,2013	339,880	3.49	April 23, 2016